Financial instruments per category (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Instruments Per Category

December 31	2021	2020	2021	2020
	Fair value through profit or loss		At amortized cost
Assets in the consolidated statement of financial position
Other non-current receivables	—	—	5,534	6,550
Derivatives	—	827	—	—
Trade receivables	—	—	105,519	71,297
Other current receivables	—	—	6,982	1,969
Short-term investments	249,937	—	—	—
Cash and cash equivalents	—	—	295,572	105,364
Total	249,937	827	413,607	185,180

December 31	2021	2020	2021	2020
	Fair value through profit or loss		At amortized cost
Liabilities in the consolidated statement of financial position
Liabilities to credit institutions	—	—	5,987	95,990
Shareholder loans	—	—	—	106,118
Derivatives (part of other non-current liabilities)	—	189	—	—
Bank overdraft facilities	—	—	—	1,197
Trade payables	—	—	93,043	45,295
Accrued expenses	—	—	85,987	36,147
Total	—	189	185,017	284,747

Summary of Fair Value of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows

Recurring fair value measurements at December 31, 2021	Level 1	Level 2	Level 3
Financial assets
Short-term investments	—	249,937	—
Total financial assets	—	249,937	—

Recurring fair value measurements at December 31, 2020	Level 1	Level 2	Level 3
Financial assets
Derivatives	—	827	—
Total financial assets	—	827	—
Financial liabilities
Derivatives	—	189	—
Total financial liabilities	—	189	—